Average Annual Total Returns - ETF - Vanguard ESG International Stock ETF	ETF Shares Inception Date	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV Since Fund Inception	ETF Shares Based on NAV Return After Taxes on Distributions 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions Since Fund Inception	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Based on NAV Return After Taxes on Distributions and Sale of Fund Shares Since Fund Inception	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price Since Fund Inception	FTSE Global All Cap ex US Choice Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Choice Index (reflects no deduction for fees or expenses) Since Fund Inception	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) Since Fund Inception
Total	Sep. 18, 2018	13.52%	10.03%	12.99%	9.47%	8.27%	7.64%	13.01%	9.93%	13.60%	10.22%	11.24%	8.75%